FILE NOS. 333-160595 AND 811-22311
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 19
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 21
SCHWAB STRATEGIC TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (Zip code)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

David J. Lekich, Esq.	Douglas P. Dick, Esq.
Charles Schwab Investment Management, Inc.	Dechert LLP
211 Main Street	1775 I Street, N.W.
SF211MN-05-491	Washington, D.C. 20006-2401
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box)

☑	Immediately upon filing pursuant to paragraph (b)

On (date), pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EXHIBIT INDEX

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 19 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 28th day of October, 2011.

SCHWAB STRATEGIC TRUST Registrant
Marie Chandoha*
Marie Chandoha, President and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of October, 2011.

Signature	Title

Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee

Robert W. Burns* Robert W. Burns	Trustee

Robert W. Goldfarb* Robert W. Goldfarb	Trustee

Charles A. Ruffel* Charles A. Ruffel	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

EX 101.INS	XBRL Taxonomy Instance Document
EX 101.SCH	XBRL Taxonomy Schema Document
EX 101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX 101.DEF	XBRL Taxonomy Definition Linkbase Document
EX 101.LAB	XBRL Taxonomy Label Linkbase Document
EX 101.PRE	XBRL Taxonomy Presentation Linkbase Document